SCHEDULE OF NON-OPERATING INCOME/(LOSS) NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Other Income and Expenses [Abstract]
Gain/(loss) on disposal of long-term investments and subsidiaries, net (Note 9)		¥ (23)	¥ (1,792)	¥ 112,354
Others		(2,382)	3,864	555
Total other non-operating income/(loss), net	$ (339)	¥ (2,405)	¥ 2,072	¥ 112,909